TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	FIXED INCOME - 99.5%
138,100	iShares Broad USD High Yield Corporate Bond ETF	$ 5,072,413
64,800	iShares iBoxx $ High Yield Corporate Bond ETF(a)	5,066,712
201,000	SPDR Bloomberg Barclays Short Term High Yield Bond(a)	5,061,180
52,600	SPDR Bloomberg High Yield Bond ETF	5,069,588
179,100	VanEck Fallen Angel High Yield Bond ETF	5,077,485
141,500	Xtrackers USD High Yield Corporate Bond ETF	5,062,870
		30,410,248

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,846,049)	30,410,248

	SHORT-TERM INVESTMENTS — 30.6%
	COLLATERAL FOR SECURITIES LOANED - 30.6%
9,349,100	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 1.53% (Cost $9,349,100)(b),(c)	9,349,100

	TOTAL INVESTMENTS - 130.1% (Cost $39,195,149)	$ 39,759,348
	LIABILITIES IN EXCESS OF OTHER ASSETS - (30.1)%	(9,193,318)
	NET ASSETS - 100.0%	$ 30,566,030

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2022 was $9,184,040.
(b)	Security was purchased with cash received as collateral for securities on loan at July 31, 2022. Total collateral had a value of $9,349,100 at July 31, 2022.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2022.

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 77.8%
	EQUITY - 77.8%
76,200	Vanguard S&P 500 ETF					$ 28,863,798

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,411,005)					28,863,798

Contracts(a)
	FUTURE OPTIONS PURCHASED - 6.9%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 6.9%
196	CME E-Mini Standard & Poor's 500 Index Future	EDF	12/15/2023	$ 3,750	$ 40,915,000	2,538,200
89	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/16/2022	3,030	18,394,075	12,460
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,525,073)					2,550,660

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,525,073)					2,550,660

	TOTAL INVESTMENTS - 84.7% (Cost $33,936,078)					$ 31,414,458
	CALL OPTIONS WRITTEN - (1.9)% (Proceeds - $315,950)					(717,563)
	PUT OPTIONS WRITTEN - (0.4)% (Proceeds - $574,050)					(132,388)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 17.6%					6,521,551
	NET ASSETS - 100.0%					$ 37,086,058

Contracts(a)
	WRITTEN FUTURE OPTIONS - (2.3)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (1.9)%
89	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/16/2022	$ 4,060	$ 18,394,075	717,563
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $315,950)

	PUT OPTIONS WRITTEN - (0.4)%
89	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/16/2022	$ 3,770	$ 18,394,075	132,388
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $574,050)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $890,000)					$ 849,951

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(b)	Value and Unrealized Appreciation
40	CME E-Mini Standard & Poor's 500 Index Future			09/16/2022	$ 8,267,000	$ 759,675
	TOTAL FUTURES CONTRACTS

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.